CONVERTIBLE NOTES - Schedule of Convertible Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Feb. 03, 2019
Face Amount	$ 38,750	$ 38,904
Debt Discount	6,860	9,508
Carrying Amount	31,890	29,396
Face Amount, Current portion	0	154
Debt Discount, Current portion	0	0
Carrying Amount, Current portion	0	154
Face Amount, Long-term portion	38,750	38,750
Debt Discount, Long-term portion	6,860	9,508
Carrying Amount, Long-term portion	31,890	29,242
Convertible senior notes
Face Amount	38,750	38,750
Debt Discount	6,860	9,508
Carrying Amount	31,890	29,242
Autosport Convertible Notes - $1,536
Face Amount	0	154
Debt Discount	0	0
Carrying Amount	$ 0	$ 154	$ 1,536